Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI - Equity Instruments Valued At Fair Value [Member] - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	$ 7,630	$ 8,497
Other Instruments Issued In Chile [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	6,869	7,446
Instruments Issued By Foreign Institutions [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of breakdown of the balance under the heading Equity instruments at fair value through OCI [Line Items]
Total	$ 761	$ 1,051